Filed Pursuant to Rule 497(k)(1)(iii)(A)
[PIE CHART]
FUND PROFILE

January 15, 1999


THE STRONG HERITAGE MONEY FUND
THE STRONG MONEY MARKET FUND
THE STRONG ADVANTAGE FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strongfunds.com.
[STRONG LOGO]

WHAT ARE THE FUNDS' GOALS?

The STRONG HERITAGE MONEY FUND and STRONG MONEY MARKET FUND seek current income, a stable share price, and daily liquidity.

The STRONG ADVANTAGE FUND seeks current income with a very low degree of share-price fluctuation.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The HERITAGE MONEY and MONEY MARKET FUNDS are managed to provide attractive yields and a stable share price of $1.00. They invest in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

The ADVANTAGE FUND invests primarily in very short-term, higher- and medium-quality bonds and money market securities. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality, though it may not invest in bonds rated below BB. To help limit changes in share price, the Fund's average maturity is usually one year or less. The managers may sell a holding if its value becomes unattractive.

Additional information about the Funds' investments is available in annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
FOR THE MONEY MARKET FUNDS:


Your investment in the money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Funds' goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in these Funds.

The money market funds are appropriate for investors who are comfortable with the risks described here and who need cash immediately. They can also be used as a permanent conservative part of your portfolio.


FOR THE ADVANTAGE FUND:
BOND RISKS: The Fund's major risks are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates-generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, the longer a bond's maturity, the greater the risk and the higher its yield. A bond's value can also be affected by changes in the bond's credit quality or issuer's financial condition. Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment you may receive more or less money than you originally invested.

HIGH-YIELD BONDS: The Fund invests a limited portion of its assets in medium- and lower-quality bonds, including high-yield bonds. These bonds involve greater risks, including the increased possibility that the bond's issuer may not be able to make its payments of interest and principal. If that happens, the Fund's share price would decrease and its income distributions would be reduced.

FOREIGN SECURITIES: To a limited degree, the Fund invests in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less-strict regulation of securities markets.

MORTGAGE AND ASSET-BACKED SECURITIES: The Fund invests significantly in mortgage-backed and asset-backed securities. The main risk is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Fund's share price and its income distributions.

The ADVANTAGE FUND'S share price will vary. This Fund is not appropriate for investors concerned primarily with principal stability.

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. This information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year   Money Market   Heritage     Advantage Fund
       Fund           Money Fund
-----  -------------  -----------  --------------
 1989       9.2%           -            9.4%
-----  -------------  -----------  --------------
 1990       8.1%           -            6.6%
-----  -------------  -----------  --------------
 1991       6.1%           -            10.6%
-----  -------------  -----------  --------------
 1992       3.7%           -            8.4%
-----  -------------  -----------  --------------
 1993       2.9%           -            7.9%
-----  -------------  -----------  --------------
 1994       4.0%           -            3.6%
-----  -------------  -----------  --------------
 1995       6.2%           -            7.5%
-----  -------------  -----------  --------------
 1996       5.3%          5.7%          6.7%
-----  -------------  -----------  --------------
 1997       5.3%          5.6%          6.5%
-----  -------------  -----------  --------------
 1998       5.3%          5.5%          4.7%
-----  -------------  -----------  --------------


BEST AND WORST QUARTERLY PERFORMANCE (DURING THE PERIODS SHOWN ABOVE)

FUND NAME            BEST QUARTER RETURN  WORST QUARTER RETURN
-------------------  -------------------  ---------------------
Heritage Money       1.5% (4th Q 1995)    1.3% (1st Q 1998)
-------------------  -------------------  ---------------------
Money Market         2.4% (2nd Q 1989)    0.7% (3rd Q 1993)
-------------------  -------------------  ---------------------
Advantage            3.0% (1st Q 1989)    0.4% (2nd Q 1994)
-------------------  -------------------  ---------------------

AVERAGE ANNUAL TOTAL RETURNS

AS OF 12-31-98
FUND/INDEX     1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
HERITAGE MONEY     5.47%     -     -     5.69% (6-29-95)
Salomon Bros. 3-Month
Treasury Bill Index     5.06%     -     -     5.25%
MONEY MARKET      5.26%     5.22%     5.61%     5.91% (10-22-85)
Salomon Bros. 3-Month
Treasury Bill Index      5.06%     5.10%     5.44%     5.66%
ADVANTAGE      4.75%     5.79%     7.18%     7.21% (11-25-88)
Salomon Bros. 1-Year
Treasury Bill Index     5.89%     5.66%     6.45%     6.43%

THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD OF THREE-MONTH TREASURY BILLS. THE SALOMON BROTHERS 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX ("1-YEAR TREASURY BILL") IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD ON ONE-YEAR TREASURY BILLS.



As of December 31, 1998, the ADVANTAGE FUND'S 30-day yield was 6.13%. For current yield information on any of the Funds, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

The Funds are 100% no-load, so you pay no sales charges (loads) to buy or sell shares. With the HERITAGE MONEY FUND, we charge a $3 fee for each redemption, exchange, and check written against your account and a $3 quarterly maintenance fee if your account balance is less than $25,000. We will not charge these fees if your total assets in Strong Funds are $100,000 or more.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND            MANAGEMENT   OTHER       TOTAL FUND  FEE WAIVERS  NET FUND
                FEES         EXPENSES    EXPENSES*   AND/OR       EXPENSES
                                                     ABSORPTIONS
--------------  -----------  ----------  ----------  -----------  ----------
Heritage Money  0.50%        0.07%       0.57%       0.32%        0.25%
--------------  -----------  ----------  ----------  -----------  ----------
Money Market    0.50%        0.38%       0.88%
--------------  -----------  ----------  ----------  -----------  ----------
Advantage       0.60%        0.17%       0.77%
--------------  -----------  ----------  ----------  -----------  ----------


*WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR MANAGEMENT FEE AND ABSORB EXPENSES UNTIL JUNE 30, 1999 FOR THE HERITAGE MONEY FUND TO KEEP TOTAL EXPENSES AT OR BELOW 0.45%. FOR THE MONEY MARKET FUND, TOTAL FUND EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, TOTAL FUND EXPENSES FOR THE MONEY MARKET FUND WERE 0.48%. WE CAN TERMINATE THE WAIVERS AND/OR ABSORPTIONS FOR THE MONEY MARKET FUND AT ANY TIME. ALSO, WITH THE ADVANTAGE FUND, WE MAY VOLUNTARILY WAIVE SOME OR ALL OF OUR MANAGEMENT FEE AND/OR ABSORB SOME FUND EXPENSES. ANY WAIVERS AND/OR ABSORPTIONS WOULD TEMPORARILY LOWER YOUR INVESTMENT'S EXPENSE RATIO AND INCREASE YOUR INVESTMENT RETURN.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND            1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------  ---------  ---------  ---------  ---------
Heritage Money  $58        $183       $318       $714
--------------  ---------  ---------  ---------  ---------
Money Market    $90        $281       $488       $1,084
--------------  ---------  ---------  ---------  ---------
Advantage       $79        $246       $428       $954
--------------  ---------  ---------  ---------  ---------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Jay N. Mueller manages the HERITAGE MONEY and MONEY MARKET FUNDS. He joined Strong as a portfolio manager in September 1991 and has more than 15 years of investment experience.


Jeffrey A. Koch co-manages the ADVANTAGE FUND. He joined Strong as a fixed-income analyst in June 1989 and has more than nine years of investment experience. He has managed or co-managed the ADVANTAGE FUND since July 1991. Thomas A. Sontag has co-managed the ADVANTAGE FUND since November 1998. He joined Strong in November 1998 and has more than 15 years of industry experience. For 13 years before joining Strong, he worked at Bear Stearns & Co., most recently as managing director of the fixed income department.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

For the MONEY MARKET and ADVANTAGE FUNDS, the minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

For the HERITAGE MONEY FUND, the minimum initial investment into any account is $25,000, and the minimum for subsequent investments is $1,000. These minimums are not waived for Automatic Investment Plans.

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?

The Funds may earn income from interest on the bonds in their portfolios. In addition, the ADVANTAGE FUND may earn capital gains from appreciation on its holdings. The Funds declare income daily and distribute it monthly, and the ADVANTAGE FUND declares and distributes capital gains annually. Income will provide the entire return of the money market funds.

Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations


Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night, or visit our web site at WWW.STRONGFUNDS.COM.


[STRONG LOGO]
STRONG FUNDS


P.O. Box 2936, Milwaukee, Wisconsin 53201

Strong Investments, Inc. 10078L98

TCM0199

The following application is separate from the profile.

IRA Account Application
[STRONG LOGO]
STRONG FUNDS
Please complete this form to establish your Strong Funds IRA. If you are opening more than one type of IRA (Traditional, Roth, SEP, Rollover), please complete a separate IRA Account Application for each account. If this is a conversion from a Traditional IRA to a Roth IRA, simply complete an IRA Conversion Form. If you have questions about this application, call 24 hours, toll-free: 1-800-368-3863. P.O. Box 2936, Milwaukee, WI 53201 www.strongfunds.com
1. Registration and Mailing Address
_______________________________________________
Owner's name (first, middle, last)
_______________________________________________
Social Security number for tax reporting
__________________
Date of birth
_______________________________________________
Street or P.O. Box
___________________________________
E-mail address (optional)
___________________________
City
___________________________
Daytime phone
_________                   ____________
State                       Zip code
___________________________
Evening phone
__ U.S. citizen/Resident alien   or   __ Non-resident alien (Please specify
                                 country of tax residency.):___________________
2. Your Beneficiary
To name multiple beneficiaries, include all information in this section on a separate sheet. Unless noted, Strong Funds will assume equal distribution among beneficiaries.
_______________________________________________
Beneficiary's name (first, middle, last)
______________________________
Taxpayer ID number (SSN or EIN)
____________________________
Date of birth (if applicable)
_______________________________________________
Street or P.O. Box
____________________________
Relationship to you
____________________________
City
____________________________
Daytime phone
____________          ___________
State                 Zip code
____________________________
Evening phone

Spousal Consent: If you name someone other than your spouse and reside in a community or marital property state, including AZ, CA, ID, LA, NJ, NM, TX, WA, or WI, your spouse must consent. Your spouse must sign below to consent to the beneficiary designation.
X_____________________________________________
Signature of spouse
_______________________
Date
3. Fund Selection
Minimum initial investment for any Strong Fund IRA is $250, $25,000 for Heritage Money Fund.

The maximum combined contribution to a Traditional IRA and a Roth IRA account per tax year is $2,000 (excluding rollovers or conversions). Refer to the prospectus/profile for possible Fund restrictions and fees. Please make checks payable to Strong Funds.
__________________________________________
Fund name
$       or         %
______________________
Initial investment
__________________________________________
Fund name
$       or         %
______________________
Initial investment

4. Type of IRA
__ TRADITIONAL IRA
   __Individual Account
   Choose one:  __ For tax year______________($2,000 maximum)  or  __ Rollover from another IRA
   __Direct Rollover/Transfer  Please complete an IRA Transfer Form. Strong
     Funds will arrange for your transfer of assets.
     Choose one:  __ IRA to IRA   __ Rollover IRA to Rollover IRA   __ Qualified
     Plan (403(b), 401(k), Defined Contribution) to IRA
__ ROTH IRA  Choose one:
   __Contributory Account:  For tax year___________($2,000 maximum)  or
     __ Rollover from another IRA
   __ Transfer of assets--Roth IRA to Roth IRA  Please complete an IRA Transfer
      Form.
Does this account contain any dollars from a 1998 Roth IRA Conversion?  __Yes
If this box is not checked, we will assume no.
__ SEP-IRA (Simplified Employee Pension Plan) Each employee must complete an IRA Application and the employer must complete IRS Form 5305-SEP.
   Choose one:  __ For tax year___________ or  __ Rollover or transfer from another SEP-IRA
5. Notice of Withholding Upon Distribution
You must make a federal income tax withholding election on any distribution made from your IRA account. If you do not check a box below, Strong Funds will withhold 10% from any distributions from your Traditional, SEP or Roth IRA account as a prepayment of federal income tax.

__ I do not want federal income tax withheld from my IRA distribution.
__ I want federal income tax of 10% withheld from my IRA distribution.

I understand that I am still liable for the payment of federal income tax on the amount received, and if my payments of the estimated tax and withholding are insufficient, I may be subject to federal income tax penalties under the estimated tax payment rules.
                                                   Continued on next page

6. Account Options
[PICTURE OF VOIDED CHECK]
Please include a voided bank check if you are establishing an Automatic Investment Plan, Telephone Purchase, or Telephone Redemption via electronic funds transfer (EFT) or wire.

Automatic Investment Plan (AIP)
The AIP option allows you to make automatic purchases from your bank account into a Strong Funds account.
Amount invested each time ($50 minimum) $__________ Fund name___________________ Investment frequency: __ Once a month on the ____ day of the month or
__ Twice a month on the ___ and ___ days of the month.

This privilege will be effective 15 days after we receive your application. You may change your investment amount at any time by simply calling or writing us. If no amount is chosen, your bank account will be debited $50. If no date is chosen, your account will be debited on the 15th day of the month. This service is governed by the terms set forth in the shareholder manual and the rules of the Automated Clearing House.

All purchases made between January 1 and April 15 are to be considered: (please choose one)

__ Current year purchases     __ Prior year purchases
If no box is checked, all investments will be considered current year purchases. Any changes to this election must be made in writing prior to the purchase taking place.

Telephone Transaction Privileges
Each of these telephone privileges will be added to your account. If you do not want these options, check the boxes below.

Telephone Exchange--you can sell shares by phone from one Strong Funds account and use this money to buy shares in an identically registered Strong Funds
account.    __ I do not want Telephone Exchange.
Telephone Redemption--you can sell shares by phone and have the money sent to your address (in section 1), or to your bank account (via EFT or wire).
__ I do not want Telephone Redemption.
Telephone Purchase--you can purchase shares by phone with payment from your designated bank account by EFT. Unless a voided check is enclosed, the Telephone Purchase option cannot be established. __ I do not want Telephone Purchase.
We use care to ensure that instructions communicated by phone are genuine. Strong Funds may not be liable for losses due to unauthorized or fraudulent instructions. Certain Funds assess an early redemption fee. For more details about these account options (including fees, minimums, and bank information), refer to section 7, the prospectus, or the shareholder manual.

7. Bank Information
If you want the Automatic Investment Plan (AIP), telephone redemption to your bank account, or telephone purchase with payment by EFT, please attach a voided bank check. This check must be for the bank account into which funds should be deposited by EFT or wire (for telephone redemption) and from which funds should be withdrawn by EFT (for AIP or telephone purchase). If you initiate a telephone purchase before 3:00 p.m. Central time, the transfer of funds from your bank account will normally occur on the following banking day. Neither the applicable Fund nor its transfer agent will be responsible for banking system delays beyond its control. Your bank account registration MUST have one name in common with your Strong Funds account registration in section 1. The following authorization is required for EFT transactions: By signing section 8, I authorize my bank to honor all entries to my bank account initiated through Firstar Bank Milwaukee, N.A., on behalf of the applicable Strong Fund. Neither the Fund nor its transfer agent will be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus and the shareholder manual. When AIP or telephone purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until five banking days after receipt by the Fund's transfer agent of my written notification to cancel the authorization.

8. Signature
You can invest after reviewing the profile or prospectus. To receive a prospectus, please call 1-800-368-3863.

I adopt the Strong Funds IRA Custodial Agreement and appoint the custodian or its agent to perform those functions and appropriate administrative services specified. I have received the current prospectus and/or profile for the Fund(s) in which I am investing. I have read and understand the IRA Custodial Agreement and Disclosure Statement. I will obtain and read the current prospectus and/or profile for each fund into which I may exchange before I request the exchange. I represent that I am of legal age and have legal capacity to make this purchase. If I am opening a Traditional IRA with a distribution from an employer-sponsored retirement plan, I elect to treat the distribution as a partial or total distribution and certify that the distribution qualifies as a rollover contribution. I understand the following fees may be collected by redeeming sufficient shares from each Fund account balance: (1) an annual $10 maintenance fee per Fund ($30 maximum), (2) a $10 account liquidation fee and (3) a $10 transfer fee. The custodian may change the fee schedule.
To complete the application, you must sign here.

X______________________________________
Your signature
______________________
Date
Before you mail, have you:
x  Entered your Social Security number in section 1?
__

x  Included a voided check (if applicable)?
__

x  Enclosed your check made payable to Strong Funds?
__

x  Signed your application in section 8?
__

x  Indicated your withholding election in section 5?
__
IRAAPP
                                                                          11.98

The following application is separate from the profile.

New Account Application
[STRONG LOGO]
STRONG FUNDS
Do not use this application to open an IRA or other retirement account.
If you have questions, call 1-800-368-3863, 24 hours a day, 7 days a week. P.O. Box 2936, Milwaukee, WI 53201 www.strong-funds.com
1. Account Registration
__       Individual or
__       Joint Account
        ("Joint tenants with right

        of survivorship," unless

        otherwise specified)
_________________________________
Owner's name (first, middle, last)
_________________________________
Social Security number for tax reporting
_____________
Date of birth
_________________________________
Joint owner's name (first, middle, last)
______________________
Social Security number
_____________
Date of birth
__       Gifts/Transfers to Minor

        (UGMA/UTMA)
_________________________________________________
Custodian's name (one name only) as custodian for:
__________________________________
Minor's name (first, middle, last)
_____________________________
Minor's Social Security number
_____________________
Minor's date of birth
__       Corporation, Trust

        or Other Entity
__________________________________________
Name of corporation, trust or other entity
__________________________________
Social Security/Employer ID number
_____________________________
If a trust, name of trustee(s)
_____________
Date of trust
2. Mailing Address and Citizenship
__________________
Street or P.O. Box
__________________
City
_____                    ________
State                    Zip Code
_______________________________
E-mail address (if applicable)
______________
Daytime phone
______________
Evening phone
__ U.S. citizen/Resident alien   or   __ Non-resident alien (Please specify

country of tax residency.):________________________
3. Fund Selection
If no Fund is listed below--or if you would prefer a different fund--please write in the Fund name. Refer to the prospectus for  possible fund restrictions and fees.
Initial Investment
Investment
Heritage Money Fund (049) $25,000 minimum                 $_________
Money Market Fund (023)   $  2,500 minimum                $_________
Municipal Money Market Fund (026)  $  2,500 minimum       $_________
Investors Money Fund (072)  $  1,000 minimum              $_________
Advantage Fund (031)      $  2,500 minimum                $_________
Municipal Advantage Fund (051)  $  2,500 minimum          $_________
$250 is the minimum for Uniform Gifts or Transfers  to Minors accounts
($25,000
minimum for the Heritage Money Fund).
Investment method
__ Check $_______________                (Please make payable to Strong Funds.)
__ No-Minimum Automatic Investment Program (Please complete the Automatic

Investment Plan in section 5.)
__ Exchange from identically registered Strong Funds account #_____________

Amount $__________
__Wire $__________                           Date of wire____________

(For wire instructions, please call 1-800-368-3863.)
Distributions
All dividends and capital gains will be automatically reinvested, unless you select one of the following:
__ Electronically transfer distribution to the bank account indicated on the

voided bank check included with this application.    __ Mail distribution check

to the address in section 2.
4. Check Writing (Optional)--Money Market and Bond Funds Only
Reminder: We also need your signature in section 6.
If you would like check writing privileges on a Strong money market and/or bond fund, please write the Fund name(s) and sign below:
_____________________________________
Fund name(s)
_____________________________________
Account number (to be completed by Strong Funds)
X______________________________________
Signature (as you will sign your check)
_______________________________________
Print name of account owner, custodian, or trustee
____________
Date
X
_____________________________________
Signature (as you will sign your check)
_____________________________________
Print name of joint owner, co-trustee, or corporate officer
____________
Date
How many owners must sign checks?    __ One   __ Two   __ All   (If no box is

checked, we will accept any one signature on checks.)
Authorized signers must be registered owners of the account, unless corporate or other entity account. For joint owners, both signatures are required above, even if only one signature will be required on checks. Minors may not sign checks.

You agree to be bound by the Check Writing Terms and Conditions found in the front of the book of checks that will be sent to you.

5. Account Options
Please include a voided bank check if you are establishing an Automatic

Investment Plan, telephone purchase,  or telephone redemption via electronic funds transfer (EFT) or wire.
Automatic Investment Plan (AIP)
The AIP option allows you to make automatic purchases from your bank account into a Strong Funds account.
Amount invested each time ($50 minimum) $________ Fund name____________________
Investment frequency:  __ Once a month on the_____ day of the month   or   __

Twice a month on the______ and_______ days of the month.
This privilege will be effective 15 days after we receive your application. You may change your investment amount at any time by simply calling  or writing us.

If no date or amount is chosen, your bank account will be debited $50 on the

15th day of the month. This service is governed by the terms set forth in the shareholder manual and the rules of the Automated Clearing House.
Telephone Transaction Privileges
Each of these telephone privileges will be added to your account. If you do not want these options, check the boxes below.
Telephone Purchase--you can purchase shares by phone with payment from your designated bank account by EFT. This option will be effective 15 days after we

receive this application.    __ I do not want Telephone Purchase.
Telephone Exchange--you can sell shares by phone from one Strong Funds account and use this money to buy shares in an  identically registered Strong Funds

account. Certain Funds assess an early redemption fee.    __ I do not want

Telephone Exchange.
Telephone Redemption--you can sell shares by phone and have the money sent to

your address (in section 2), or to your bank account (via EFT or wire).    __I

do not want Telephone Redemption.
We use care to ensure that instructions communicated by phone are genuine.

Strong Funds may not be liable for losses due to unauthorized  or fraudulent instructions.
For more details about these account options (including fees, minimums, and bank information), refer to section 7 and the shareholder manual.
6. Signatures
You can invest after reviewing the profile  or prospectus. To receive  a prospectus, please call 1-800-368-3863.
  I have received the current fund profile and/or prospectus for the Fund(s) in which I am investing. I agree to be bound by the terms of the profile,

prospectus, and shareholder manual as each may be revised from time to time. I will obtain and read the current fund profile and/or prospectus for each Fund into which I may exchange before I request the exchange. I represent that I am of legal age and have legal capacity to make this purchase.
  I certify under penalties of perjury that: (1) the number shown on this form is the correct Social Security number or Employer I.D. number (or that I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the "IRS") that I am subject to backup withholding as a result of a failure to report all interest dividends, or
(c) the IRS has notified me that I am no longer subject to backup withholding.

You must cross out item (2), above, if you have been notified by the IRS that you are subject to backup withholding because of under-reporting interest or dividends on your tax returns.
  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
To complete the application, you must sign here.
X_____________________________________
Signature of owner, trustee, or custodian
_______________________________________
Please print name (and title, if applicable)
____________
Date
X______________________________________
Signature of joint owner or co-trustee
________________________________________
Please print name (and title, if applicable)
____________
Date
Corporations: Please include a certified copy of your corporate resolution, or call us for an alternate form.
Trusts: Please use the title "Trustee" after each signature.
7. Bank Information
  If you want the Automatic Investment Plan (AIP), telephone redemption to your bank account, telephone purchase with payment by EFT, or direct deposit of distributions, please attach a voided bank check. This check must be for the bank account into which funds should be deposited by EFT or wire (for telephone redemption or direct deposit of distributions) and from which funds should be withdrawn by EFT (for AIP or telephone purchase). If you initiate a telephone purchase before 3:00 p.m. Central Time, the transfer of funds from your bank account will normally occur on the following banking day. Neither the applicable
Fund nor its transfer agent will be responsible for banking system delays beyond its control. Your bank account registration MUST have one name in common with your Strong Funds account registration in section 1. The following authorization is required for EFT transactions: By signing section 6, I authorize my bank to honor all entries to my bank account initiated through Firstar Bank Milwaukee,

N.A., on behalf of the applicable Strong Fund. Neither the Fund nor its transfer agent will be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus. When AIP or telephone purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no  liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until five banking days after receipt by the Fund's transfer agent of my written notification to cancel the authorization.
[PICTURE OF VOIDED CHECK]
Please include a voided bank check if you are establishing an AIP, telephone purchase, or telephone redemption via EFT or wire.
x  Enclosed your check made payable to Strong Funds?
--
Before you mail, have you:  x Included a voided check (if applicable)?
                            --
                 x Signed your application in section 6?   x Entered your Social
                 --                                        --
Security or tax ID number in section 1?
798AP1